Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities
Schedule of current and non current lease liabilities

	2025	2024
	$’m	$’m

Non-current	311.7	470.5
Current	60.7	82.1
Total lease liabilities	372.4	552.6

Schedule of reconciliation of cash and non-cash changes

Reconciliation of cash and non-cash changes is as follows:

	2025	2024
	$’m	$’m

At January 1	552.6	602.0
Additions through new leases or remeasurements(a)	150.0	188.0
Interest and finance charges for lease liabilities(b)	70.5	68.0
Payments for the principal portion of lease liabilities	(41.5)	(55.2)
Interest paid for lease liabilities	(68.3)	(66.0)
Terminations	(67.5)	(80.0)
Disposal of subsidiary (note 31)	(18.7)	(22.6)
Reclassified to held for sale (note 32.2)	(273.8)	—
Exchange differences	69.1	(81.6)
At December 31	372.4	552.6
(a)	This value includes the impact of remeasurement of lease liabilities as a result of changes in lease terms.
(b)	Latam disposal groups were classified as held for sale at December 31, 2025 and the Latam segment was presented as a discontinued operation. See note 32 for more information.

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	1 - 3	3 - 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m
2025
Lease liabilities	372.4	698.9	69.8	140.0	111.3	377.8

2024
Lease liabilities	552.6	1,131.0	92.4	179.8	173.8	685.0